Restatement of Financials	12 Months Ended
Dec. 31, 2023
Beeline Financial Holdings Inc [Member]
Restatement of Financials

NOTE 15 – RESTATEMENT OF FINANCIALS

The Company has restated its consolidated financial statements for certain errors. In addition, a 10 for 1 forward stock split was retrospectively applied to the restated consolidated financial statements. This retrospective application is not considered a restatement. Below is a reconciliation from the previously reported consolidated financial statements to the restated amounts in the accompanying consolidated financial statements.

The previously reported amounts were included in a Form 8-K filed on November 21, 2024 of Eastside Distilling, Inc., who acquired the Company on October 7, 2024.

BEELINE FINANCIAL HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEETS

	As of December 31, 2023
	As previously reported	Restatement adjustment	As restated
Assets
Current Assets
Cash and cash equivalents	$190,357	$(187,006)	$3,351
Restricted cash	-	187,006	187,006
Accounts Receivable, net	57,970	(57,970)	-
Mortgage loans held for sale, at fair value	2,243,043	57,969	2,301,012
Interest rate lock derivative	-	57,505	57,505
Prepaid expenses and other current assets	82,137	-	82,137
Total Current Assets	2,573,507	57,504	2,631,011

Property and equipment, net	308,693	-	308,693
Software development costs, net	4,863,090	-	4,863,090
Right of use assets	1,643,432	-	1,643,432
Security deposit	58,181	-	58,181
Total Assets	$9,446,903	$57,504	$9,504,407

Liabilities & Stockholders’ Deficit

Current Liabilities
Accounts payable	$1,384,275	$(35,162)	$1,349,112
Warehouse lines of credit	2,158,099	(980)	2,157,119
Lease liability, current portion	323,959	-	323,959
Overdraft liability	-	35,162	35,162
Loan payable	91,999	-	91,999
Loan payable, related party	973,173	77,006	1,050,179
BDCRI loan, current portion	-	104,346	104,346
Accrued payroll	300,132	-	300,132
Escrows held for others	4,906	-	4,906
Accrued expenses and other current liabilities	9,404	19,925	29,329
Total Current Liabilities	5,245,946	200,297	5,446,243

Long Term Liabilities
Convertible notes	9,469,018	(579,757)	8,889,261
Convertible notes - related party	9,440,428	(453,935)	8,986,493
Accrued interest on convertible notes	-	965,378	965,378
BDCRI Loan, net	291,846	(104,346)	187,500
Lease liability, net of current portion	1,526,825	-	1,526,825

Total Long Term Liabilities	20,728,117	(172,660)	20,555,457

Total Liabilities	25,974,063	27,636	26,001,700

Stockholders’ Deficit
Preferred stock, $0.00001 par value, 3,282,896 shares authorized
Series A preferred stock, 172,260 shares designated, and 247,960 and 472,910 shares issued and outstanding, respectively	248	(246)	2
Common stock, $0.00001 par value, 27,717,104 shares authorized, 1,644,040 shares issued and outstanding	1,644	(1,628)	16
Additional paid in capital	21,772,516	501,874	22,274,390
Accumulated other comprehensive loss	(95,728)	-	(95,728)
Accumulated deficit	(38,205,841)	(163,359)	(38,369,200)
Total Beeline Financial Holdings, Inc. stockholders’ deficit	(16,527,161)	336,641	(16,190,520)
Non-controlling interest	-	(306,773)	(306,773)
Total Stockholders’ Deficit	(16,527,161)	29,868	(16,497,293)

Total Liabilities & Stockholders’ Deficit	$9,446,903	$57,504	$9,504,407

Beeline Financial Holdings, Inc.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

	As of December 31, 2022
	As previously reported	Restatement adjustment	As restated
Assets
Current Assets
Cash and cash equivalents	$133,223	$(100,510)	$32,713
Restricted cash	-	100,510	100,510
Accounts Receivable, net	29,595	(29,595)	-
Mortgage loans held for sale, at fair value	2,993,374	29,595	3,022,969
Interest rate lock derivative	-	30,757	30,757
Prepaid expenses and other current assets	92,843	-	92,843
Total Current Assets	3,249,035	30,757	3,279,792

Property and equipment, net	460,069	-	460,069
Software development costs, net	5,452,197	-	5,452,197
Right of use assets	1,947,804	-	1,947,804
Security deposit	58,430	1	58,431
Total Assets	$11,167,536	$30,758	$11,198,293

Liabilities & Stockholders’ Deficit

Current Liabilities
Accounts payable	$1,236,957	$1,412	$1,238,369
Warehouse lines of credit	3,060,923	-	3,060,923
Lease liability, current portion	309,167	-	309,167
Loan payable	100,000	-	100,000
Promissory note	112,500	-	112,500
BDC loan, current portion	-	109,005	109,005
Accrued payroll	412,391	-	412,391
Escrows held for others	22,195	-	22,195
Accrued expenses and other current liabilities	5,767	48,386	54,153
Total Current Liabilities	5,259,901	158,803	5,418,704

Long Term Liabilities
Convertible notes	852,643	(107,405)	745,238
Convertible notes - related party	2,985,148	615,852	3,601,000
Accrued interest on convertible notes	-	77,883	77,883
BDC Loan, net	363,351	(109,005)	254,346
Lease liability, net of current portion	1,850,784	-	1,850,784

Total Long Term Liabilities	6,051,927	477,325	6,529,251

Total Liabilities	11,311,828	636,128	11,947,955

Stockholders’ Deficit
Preferred stock, $0.00001 par value
Series A preferred stock	269	(264)	5
Common stock, $0.00001 par value	1,644	-	16
Additional paid in capital	27,866,976	(760,572)	27,106,404
Accumulated other comprehensive loss	(79,836)	-	(79,836)
Accumulated deficit	(27,933,345)	304,628	(27,628,717)
Total Beeline Financial Holdings, Inc. stockholders’ deficit	(144,292)	(457,836)	(602,128)
Non-controlling interest	-	(147,534)	(147,534)
Total Stockholders’ Deficit	(144,292)	(605,370)	(749,662)

Total Liabilities & Stockholders’ Deficit	$11,167,536	$30,758	$11,198,293

Beeline Financial Holdings, Inc.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

BEELINE FINANCIAL HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME/LOSS

	For the Year Ended December 31, 2023
Revenues	As previously reported	Restatement adjustment	As restated
Gain on sale of loans, net	$2,948,791	$25,745	$2,974,536
Interest income	(47,588)	179,885	132,297
Interest expense	-	(179,886)	(179,886)
Loan origination fees	304,388	100	304,488
Title fees	558,759	1,003	559,762
Data and tech services	2,748	-	2,748
REVENUES, NET	3,767,097	26,848	3,793,946

Operating Expenses
Selling, general and administrative	496,393	(203,498)	292,895
Salaries and benefits	6,422,175	(3,186)	6,418,989
Payroll taxes	31,468	384,341	415,809
Professional fees	920,656	-	920,656
Marketing and advertising	1,883,622	7,506	1,891,128
Loan originating expenses	675,053	130,943	805,996
Depreciation and amortization	1,591,511	-	1,591,511
Rent and utilities	369,785	-	369,785
Computer and software	668,733	(130,844)	537,889
Title operation expense	199,202	-	199,202
Travel and entertainment	71,976	-	71,976
Insurance expense	212,546	-	212,546
Other expenses	215,240	(215,240)	-
Total Operating Expenses	13,758,360	(29,978)	13,728,382

Operating Loss	(9,991,263)	56,826	(9,934,436)

Other (Income)/Expenses
Other (income)/expense	(295,946)	(607)	(296,553)
Interest expense	569,069	684,659	1,253,728
Other taxes	8,110	-	8,110
Total Other Income/Expenses	281,233	684,052	965,285

NET LOSS	$(10,272,496)	$(627,227)	$(10,899,722)
Net loss of subsidiary attributable to noncontrolling interest	-	(159,239)	(159,239)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	(10,272,496)	(467,988)	(10,740,483)

Unrealized foreign currency translation gain (loss)	-	(15,892)	(15,892)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	-	(15,892)	(15,892)

TOTAL COMPREHENSIVE LOSS	$(10,272,496)	$(483,880)	$(10,756,375)

	For the Year Ended December 31, 2022
	As previously reported	Restatement adjustment	As restated
Revenues
Gain on sale of loans, net	$1,854,910	$(19,132)	$1,835,778
Interest income	(23,946)	249,794	225,848
Interest expense	-	(249,794)	(249,794)
Loan origination fees	413,209	-	413,209
Title fees	672,813	49,890	722,703
REVENUES, NET	2,916,987	30,758	2,947,744

Operating Expenses
Selling, general and administrative	-	267,563	267,563
Salaries and benefits	5,812,860	240,014	6,052,874
Payroll taxes	405,065	-	405,065
Professional fees	920,578	-	920,578
Marketing and advertising	1,776,042	12,416	1,788,458
Loan originating expenses	1,047,241	(129,275)	917,966
Depreciation and amortization	1,161,094	-	1,161,094
Rent and utilities	620,779	-	620,779
Computer and software	922,527	(79,729)	842,798
Title operation expense	140,951	-	140,951
Travel and entertainment	71,655	(1)	71,654
Insurance expense	202,649	-	202,649
Other expenses	260,991	(260,991)	-
Total Operating Expenses	13,342,430	49,997	13,392,429

Operating Loss	(10,425,443)	(19,239)	(10,444,685)

Other (Income)/Expenses
Interest expense	283,187	(176,338)	106,849
Other taxes	701	1	702
Total Other Income/Expenses	283,888	(176,337)	107,551

NET LOSS	$(10,709,332)	$157,098	$(10,552,236)
Net loss of subsidiary attributable to noncontrolling interest	-	(147,534)	(147,534)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	(10,709,332)	304,632	(10,404,702)

Unrealized foreign currency translation gain (loss)	-	(70,298)	(70,298)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	-	(70,298)	(70,298)

TOTAL COMPREHENSIVE LOSS	$(10,709,332)	$234,334	$(10,475,000)

Beeline Financial Holdings, Inc.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

BEELINE FINANCIAL HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS

	For the Year Ended December 31, 2023
	As previously reported	Restatement adjustment	As restated
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$(10,272,496)	$(627,227)	$(10,899,722)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,591,511	-	1,591,511
Allowance for change in fair market value	24,552	(24,552)	-
Gain on sale mortgage loans held for sale, net of direct costs	-	(2,974,536)	(2,974,536)
Stock-based compensation	374,746	-	374,746
Noncash lease expense	-	(4,795)	(4,795)
Changes in operating assets and liabilities:
Proceeds from principal payments and sales of loans held for sale	-	59,831,839	59,831,839
Originations and purchases of mortgage loans held for sale	-	(56,135,346)	(56,135,346)
Derivative asset	-	(26,748)	(26,748)
Accounts receivable	(28,375)	28,375	-
Loans held for sale	725,779	(725,779)	-
Prepaid expenses and other current assets	10,706	-	10,706
Deposits	250	-	250
Accounts payable	147,317	809,593	956,910
Accrued payroll	(112,259)	112,259	-
Right of use asset	304,371	(304,371)	-
Escrows held	(17,289)	17,289	-
Warehouse lines of credit, net	(902,824)	902,824	-
Lease liability	(309,170)	309,170	-
Promissory note	(112,500)	112,500	-
Accrued expenses and other liabilities	3,640	(3,640)	-
Net Cash Used in Operating Activities	$(8,572,041)	$1,296,857	$(7,275,185)

CASH FLOWS FROM INVESTING ACTIVITIES

Purchases of software and property and equipment	$(851,028)	$-	$(851,028)
Net Cash Used in Investing Activities	$(851,028)	$-	$(851,028)

CASH FLOWS FROM FINANCING ACTIVITIES

Payments from BDCRI loan	$(71,505)	$71,505	$-
Net borrowings under warehouse line of credit	-	(903,804)	(903,804)
Repayments under notes and convertible notes payable	-	(222,500)	(222,500)
Proceeds from convertible notes issued	3,940,403	1,189,069	5,129,472
Proceeds from convertible notes issued - related party	4,662,026	(465,955)	4,196,071
Proceeds from demand notes	153,454	(153,454)	-
Proceeds from demand notes - related party	811,718	(811,718)	-
Net Cash Provided by Financing Activities	$9,496,096	$(1,296,857)	$8,199,239

Effect of exchange rate changes on cash	$(15,892)	$-	$(15,892)
Net increase (decrease) in cash	57,134	-	57,134
Cash and cash equivalents - beginning of year	133,223	-	133,223
Cash and cash equivalents - end of year	$190,357	$-	$190,357

	For the Year Ended December 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES	As previously reported	Restatement adjustment	As restated
Net Loss	$(10,709,332)	$157,098	$(10,552,236)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Allowance for gain/loss on loans held for sale	111,216	111,216	-
Depreciation and amortization	1,161,094	-	1,161,094
Gain on sale mortgage loans held for sale, net of direct costs	-	(1,835,778)	(1,835,778)
Stock-based compensation	364,191	-	364,191
Noncash lease expense	-	(276,113)	(276,113)
Changes in operating assets and liabilities:
Proceeds from principal payments and sales of loans held for sale	-	132,474,641	132,474,641
Originations and purchases of mortgage loans held for sale	-	(122,263,204)	(122,263,204)
Accounts receivable	200,452	79,833	280,285
Derivative asset	-	(30,757)	(30,757)
Loans held for sale	8,294,039	(8,294,039)	-
Prepaid expenses and other current assets	266,443	(57,335)	209,108
Deposits	254,276	1,132	255,408
Accounts payable	330,123	(52,727)	(277,396)
Promissory note issued for lease cancellation	-	225,000	225,000
Accrued payroll	(96,159)	96,159	-
Right of use asset	(1,947,804)	1,947,804	-
Escrows held	(30,524)	30,524	-
Warehouse lines of credit, net	(8,237,999)	8,237,999	-
Deferred rent	(641,627)	641,627	-
Lease liability	2,159,951	(2,159,951)	-
Other changes	145,691	(145,691)	-
Accrued expenses and other liabilities	(60,908)	60,908	-
Net Cash Provided by (Used in) Operating Activities	$(8,436,877)	$8,948,344	$289,035

CASH FLOWS FROM INVESTING ACTIVITIES

Purchase of property and equipment	(26)	26	-
Purchases of software and property and equipment	(1,914,772)	(1)	(1,914,773)
Net Cash Used in Investing Activities	$(1,914,798)	$25	$(1,914,773)

CASH FLOWS FROM FINANCING ACTIVITIES

Payments from BDCRI loan	(71,575)	71,575	-
Net borrowings under warehouse line of credit	-	(8,237,999)	(8,237,999)
Net borrowings under operating lines of credit	-	(1,025)	(1,025)
Repayments under notes and convertible notes payable	-	(225,000)	(225,000)
Proceeds from promissory note	225,000	(225,000)	-
Repayment of promissory note	(112,500)	112,500	-
Series A warrants exercised	4,711,476	(4,711,476)	-
Proceeds from convertible notes issued	852,642	(120,030)	732,612
Proceeds from convertible notes issued - related party	2,985,148	615,852	3,601,000
Proceeds from the issuance of preferred stock upon warrant exercises	-	4,711,476	4,711,476
Amortization of debt discount	254,223	(254,223)	-
2022 warrants issued	169,442	(169,442)	-
2022 warrants issued - related party	593,226	(593,226)	-
Repayments of demand notes - related party	(700,000)	-	(700,000)
Proceeds from corporation note	100,000	(100,000)	-
Net Cash Provided by (Used in) Financing Activities	$9,007,082	$(9,126,018)	$(118,936)

Effect of exchange rate changes on cash	$70,298	$(140,596)	(70,298)
Net decrease in cash	(1,274,295)	(540,675)	(1,814,972)
Cash and cash equivalents - beginning of year	1,407,520	540,675	$1,948,195
Cash and cash equivalents - end of year	$133,223	$-	$133,223